UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Caxton Corporation

Address:    731 Alexander Road, Bldg. 2
            Princeton, New Jersey 08540

13F File Number: 028-15293

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heath Weisberg
Title:   Chief Compliance Officer
Phone:   609-919-7608


Signature, Place and Date of Signing:

/s/ Heath Weisberg            Princeton, New Jersey            May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  0

Form 13F Information Table Value Total:  $0
                                     (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

NONE


                                           FORM 13F INFORMATION TABLE
                                               Caxton Corporation
                                                 March 31, 2013



COLUMN 1            COLUMN 2          COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8

                                                  VALUE        SHRS OR   SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
--------------      --------------    -----       --------     -------   --- ----   ----------   --------    ----   ------   ----










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